INVENTORY (Tables)	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory in the consolidated balance sheets as of September 30, 2022 and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021

Inventories:	(U.S. Dollars in thousands)
Finished products	$216,384	$233,666
Raw materials and work in progress	125,478	89,312
Crop growing costs	59,456	40,671
Agricultural and other operating supplies	50,608	47,088
Inventories, net of allowances	$451,926	$410,737